Fair Value Measurements - Summary Of Weighted Average Significant Unobservable Inputs Used In The Measuring The Derivative Liability (Details) - Level 3 [Member]	Dec. 31, 2021 yr	Oct. 26, 2021 yr	Aug. 24, 2021 yr	Apr. 13, 2021 yr
Energize Ventures Fund [Member] | Cost of debt
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input	0.110			0.110
Energize Ventures Fund [Member] | Term (Years) | Minimum [Member]
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input	0.08			0.25
Energize Ventures Fund [Member] | Term (Years) | Maximum [Member]
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input	0.25			0.50
Energize Ventures Fund [Member] | Present value factor | Minimum [Member]
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input	0.98			0.95
Energize Ventures Fund [Member] | Present value factor | Maximum [Member]
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input	0.99			0.97
Drive Capital Fund [Member] | Cost of debt
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input	0.110		0.110
Drive Capital Fund [Member] | Term (Years) | Minimum [Member]
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input	0.08		0.31
Drive Capital Fund [Member] | Term (Years) | Maximum [Member]
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input	0.25		0.60
Drive Capital Fund [Member] | Present value factor | Minimum [Member]
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input	0.98		0.94
Drive Capital Fund [Member] | Present value factor | Maximum [Member]
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input	0.99		0.97
Energy Capital Partners Holdings [Member] | Cost of debt
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input	0.110	0.100
Energy Capital Partners Holdings [Member] | Term (Years) | Minimum [Member]
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input	0.08	0.27
Energy Capital Partners Holdings [Member] | Term (Years) | Maximum [Member]
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input	0.25	0.43
Energy Capital Partners Holdings [Member] | Present value factor | Minimum [Member]
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input	0.98	0.96
Energy Capital Partners Holdings [Member] | Present value factor | Maximum [Member]
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input	0.99	0.98